Convertible Preferred Stock	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Convertible Preferred Stock

8. Convertible Preferred Stock

In September 2017, the Company issued 2,840,504 shares of its Series C convertible preferred stock at a price per share of $12.32176 for net proceeds of $34.9 million.

In December 2018, the Company issued 1,090,608 shares of its Series D convertible preferred stock at a price per share of $13.75379 for gross proceeds of $15.0 million. The Series D investor has the option to purchase up to $10.0 million in common stock in a concurrent private placement at a price per share equal to the price per share of the common stock to the public in an initial public offering.

During 2018, the Company issued 69,675 shares of its Series A-1 convertible preferred stock at the fair value of $5.978 per share, of which 32,498 shares were issued for gross cash proceeds of $0.1 million in connection with the cash exercise of Series A-1 warrants and 37,177 shares were issued in connection with the net exercise of 49,655 shares of Series A-1 warrants.

Convertible preferred stock consists of the following:

	December 31, 2017
	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
	(in thousands, except share amounts)
Series A	19,280,722	1,580,387	$4,226	$4,473
Series A-1	52,589,632	4,127,463	13,637	12,780
Series B	65,000,000	5,309,617	39,877	40,000
Series C	79,209,457	6,492,578	79,729	80,000

	216,079,811	17,510,045	$137,469	$137,253

	December 31, 2018
	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
	(in thousands, except share amounts)
Series A	19,280,722	1,580,387	$4,226	$4,473
Series A-1	51,874,893	4,197,138	14,054	12,996
Series B	64,777,331	5,309,617	39,877	40,000
Series C	79,209,457	6,492,578	79,729	80,000
Series D	13,956,584	1,090,608	14,920	15,000

	229,098,987	18,670,328	$152,806	$152,469

The Company recorded its convertible preferred stock at fair value on the dates of issuance, net of issuance costs. As of December 31, 2017 and 2018, the Company classified its Series A, Series A-1, Series B, Series C, and Series D convertible preferred stock outside of stockholders’ deficit in temporary equity because, in the event of certain “liquidation events” that are not solely within the control of the Company (including liquidation, sale or transfer of control of the Company), the shares would become redeemable at the option of the holders. As of December 31, 2017 and 2018, the Company did not adjust the carrying values of the Series A, Series A-1, Series B, Series C and Series D convertible preferred stock to the deemed liquidation values of such shares since a liquidation event was not probable at the consolidated balance sheet dates. Subsequent adjustments to increase or decrease the carrying values to the ultimate liquidation values will be made if and when it becomes probable that such a liquidation event will occur.

The holders of the Convertible Preferred Stock have the following rights, privileges and preferences:

Optional Conversion Rights

Each share of Series A, Series A-1, Series B, Series C and Series D convertible preferred stock is convertible at the option of the holder into the number of shares of common stock determined by dividing the original issue price by the applicable conversion price. The original issue price per share and initial conversion price per share is $2.8304 for Series A, $3.09636 for Series A-1, $7.5335 for Series B, $12.32176 for Series C and $13.75379 for Series D convertible preferred stock. As of December 31, 2018, at the current conversion ratios, each share of Series A, Series A-1, Series B, Series C and Series D convertible preferred stock will convert on a one-for-one basis into common stock. The conversion price per share for the convertible preferred stock shall be adjusted for certain recapitalizations, splits, combinations, common stock dividends or as set forth in the Company’s amended and restated certificate of incorporation. At December 31, 2017 and 2018, none of the Series A, Series A-1, Series B, Series C and Series D convertible preferred stock has been converted to common stock.

Automatic Conversion Rights

Each share of convertible preferred stock shall automatically be converted into shares of common stock at the then effective conversion rate for such share (i) immediately prior to the closing of a firm commitment underwritten initial public offering pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “Securities Act”), covering the offer and sale of the Company’s common stock, provided that the offering price per share is not less than $15.067 (as adjusted for recapitalizations) and the aggregate gross proceeds to the Company are not less than $30.0 million, or (ii) upon the receipt by the Company of a written request for such conversion from the preferred requisite majority, or, if later, the effective date for conversion specified in such requests. The conversion prices and rates for each series of convertible preferred stock are the same in the event of an automatic conversion as they would be in the event of an optional conversion.

Voting Rights

Each share of convertible preferred stock has a number of votes equal to the number of shares of common stock into which it is convertible. The holders of the Series A, Series A-1 and Series B convertible preferred stock, voting as separate classes, each have the right to elect one director to the Company’s board of directors (the “Board”). The holders of the Series C and Series D convertible preferred stock, voting together as a separate class, have the right to elect one director to the Company’s Board. The holders of the common stock, voting as a separate class, have the right to elect two members to the Board. Any other members of the Company’s Board shall be elected by both (i) the holders of convertible preferred stock, voting as a separate class and on an as-converted basis, and (ii) the holders of common stock, voting as a separate class.

Liquidation Rights

In the event of any liquidation, dissolution or winding-up of the Company, the holders of the Series A, Series A-1, Series B, Series C and Series D convertible preferred stock are entitled to liquidation preferences in the amount of $2.8304 per share for the Series A, $3.09636 per share for the Series A-1, $7.5335 per share for the Series B, $12.32176 per share for the Series C and $13.75379 for the Series D convertible preferred stock (each subject to adjustment for recapitalizations), plus all declared but unpaid dividends. After the payment or setting aside for payment to the holders of the Series A, Series A-1, Series B, Series C and Series D convertible preferred stock of their full liquidation preference amounts, the entire remaining assets of the Company legally available for distribution shall be distributed pro rata to the holders of common stock in proportion to the number of shares of common stock held by them.

If upon the liquidation, dissolution or winding up of the Company the assets of the Company legally available for distribution to the holders of the Series A, Series A-1, Series B, Series C and Series D convertible preferred stock are insufficient to permit the payment to such holders of the full liquidation preferences to which they are entitled, then the holders of the Company’s common stock will receive nothing in respect of their equity holdings in the Company. Upon such an event, the assets of the Company legally available for distribution shall satisfy the respective liquidation preferences in the order of: first, the Series D and C convertible preferred stock, which would be treated with equal priority, then the Series B convertible preferred stock, then the Series A-1 convertible preferred stock and then, finally, the Series A convertible preferred stock.

A Liquidation Event is defined as including (i) the acquisition of the corporation by another entity by means of any transaction or series of related transactions to which the corporation is party other than a transaction or series of transactions in which the holders of the voting securing of the corporation outstanding immediately prior to such transaction retain, immediately after such transaction or series of transactions, as a result of shares in the corporation held by such holders prior to such transaction, at least a majority of the total voting power represented by the outstanding voting securities of the corporation or such other surviving or resulting entity; (ii) a sale, lease or other disposition (excluding by exclusive license) of all or substantially all of the assets of the corporation; or (iii) any liquidation, dissolution or winding up of the corporation whether voluntary or involuntary.

Dividend Rights

The convertible preferred stockholders are entitled to receive dividends at an annual rate of $0.22643 per share of Series A, $0.24766 per share of Series A-1, $0.60268 per share of Series B, $0.98576 per share of Series C and $1.10044 per share of Series D (each adjusted to reflect recapitalizations). Such dividends are payable out of funds legally available, are payable only when and if declared by the Board and are noncumulative. No dividends may be paid on the common stock during any fiscal year until the Series A, Series A-1, Series B, Series C and Series D convertible preferred stockholders have received their dividend preference for that fiscal year. After the payment of these dividends, any dividends declared by the Company’s Board out of funds legally available shall be shared equally among all outstanding shares on an as-converted basis. No dividends have been declared to date.

Redemption Rights

There are no redemption rights afforded to the holders of convertible preferred stock. Upon certain change in control events that are outside of the Company’s control, including liquidation, sale or transfer of control of the Company, the convertible preferred stock is contingently redeemable.